Summary of accounting policies (Details) - 6 months ended Jun. 30, 2026	Segment ¥ / shares	$ / shares
Significant accounting judgments, estimates and assumptions [Abstract]
Number of reportable segment	1
Buying rate | (per share)	¥ 6.7851	$ 1